================================================================================

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2011

           Check here if Amendment [ ] Amendment Number: __________

                       This Amendment (Check only one):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

  /s/ Carol A. McCoy
  --------------------------
  (Signature)
  Birmingham, AL
  January 17, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total:

   $79,607 (thousands)

List of Other Included Managers: None

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE

        Column 1    Column 2 Column 3  Column 4          Column 5           Column 6  Column 7          Column 8
      ------------- -------- --------- ---------         --------          ---------- --------      ----------------
        Name of     Title of             Value   Shrs or                   Investment  Other        Voting authority
         Issuer      Class    CUSIP    (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole      Shared      None
      ------------- -------- --------- --------- ------- -------- -------- ---------- -------- ---- ---------------- ----
  1   AFLAC Inc.     COMMON  001055102    2336    54000     SH                SOLE              X
  2   ALTRIA GROUP
      INC            COMMON  02209S103    3084   104000     SH                SOLE              X
  3   AMERICAN
      EXPRESS CO     COMMON  025816109    3349    71000     SH                SOLE              X
  4   APPLE INC      COMMON  037833100     810     2000     SH                SOLE              X
  5   ARGO GROUP
      INTERNATIONAL
      HOLDINGS LTD.  COMMON  G0464B107     306    10561     SH                SOLE              X
  6   AT&T INC.      COMMON  00206R102    1693    56000     SH                SOLE              X
  7   BALL CORP      COMMON  058498106    2143    60000     SH                SOLE              X
  8   BECTON
      DICKINSON CO   COMMON  075887109    1121    15000     SH                SOLE              X
  9   CHEVRON CORP   COMMON  166764100    4043    38000     SH                SOLE              X
  10  CVS CORP       COMMON  126650100    1590    39000     SH                SOLE              X
  11  GENERAL
      ELECTRIC CO    COMMON  369604103    1200    67000     SH                SOLE              X
  12  GENERAL MILLS
      INC.           COMMON  370334104    2586    64000     SH                SOLE              X
  13  GILEAD
      SCIENCES INC   COMMON  375558103     409    10000     SH                SOLE              X
  14  IBM CORP       COMMON  459200101   13184    71700     SH                SOLE              X
  15  JOHNSON &
      JOHNSON        COMMON  478160104    3410    52000     SH                SOLE              X
  16  KIMBERLY
      CLARK CORP     COMMON  494368103    1765    24000     SH                SOLE              X
  17  MCDONALD'S
      CORP           COMMON  580135101     602     6000     SH                SOLE              X
  18  MEDTRONIC INC  COMMON  585055106    2754    72000     SH                SOLE              X
  19  MICROSOFT
      CORP           COMMON  594918104    2207    85000     SH                SOLE              X
  20  PHILIP MORRIS
      INTL INC       COMMON  718172109    1295    16500     SH                SOLE              X
  21  TARGET CORP    COMMON  87612E106    3278    64000     SH                SOLE              X
  22  THE COCA COLA
      CO             COMMON  191216100    1469    21000     SH                SOLE              X
  23  TORCHMARK
      CORP           COMMON  891027104   16987   391500     SH                SOLE              X
  24  UNIVERSAL
      CORP           COMMON  913456109    1563    34000     SH                SOLE              X
  25  US BANCORP     COMMON  902973304    1582    58500     SH                SOLE              X
  26  WAL-MART
      STORES INC     COMMON  931142103    4841    81000     SH                SOLE              X